AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

August 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 102.8%
Long-Term Municipal Bonds - 102.8%
Ohio - 86.1%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/34	$2,000	$2,372,160
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	1,000	1,005,000
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	3,500	3,844,015
City of Chillicothe OH (Adena Health System Obligated Group) 4.00%, 12/01/42	505	554,647
Series 2017
5.00%, 12/01/37	1,700	2,068,186
City of Cleveland OH
Series 2012
5.00%, 12/01/28	2,215	2,473,624
City of Columbus OH
Series 2014A
4.00%, 2/15/28	3,510	3,926,742
Cleveland Department of Public Utilities Division of Public Power
AGM Series 2018
5.00%, 11/15/35	1,100	1,361,261
Cleveland Municipal School District
Series 2015A
5.00%, 12/01/33	3,000	3,376,980
Cleveland State University
Series 2012
5.00%, 6/01/30	3,000	3,228,960
County of Allen/OH Hospital Facilities Revenue (Mercy Health/OH)
Series 2017A
5.00%, 8/01/42	1,650	1,983,894
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.25%, 12/01/25	1,200	1,259,652
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/37	1,400	1,618,022
County of Darke OH (Wayne Hospital Co. Obligated Group)
Series 2019A
5.00%, 9/01/49 (a)	190	221,158
County of Franklin OH (Agler Green LP)
Series 2002A
5.65%, 5/20/32	770	772,094
5.80%, 5/20/44	1,150	1,152,507
County of Franklin/OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47 (b)	865	883,970

	Principal Amount (000)	U.S. $ Value
County of Franklin/OH (Trinity Health Corp.)
Series 2017
5.00%, 12/01/47	$1,150	$1,386,118
County of Hamilton OH Sewer System Revenue
Series 2013A
5.00%, 12/01/31	4,305	4,942,441
County of Hamilton/OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,625	1,738,214
County of Montgomery OH (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (b)(c)	450	508,572
County of Scioto OH (Southern Ohio Medical Center Obligated Group)
Series 2016
5.00%, 2/15/33	1,000	1,174,610
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 20151
7.00%, 1/15/40 (b)	575	595,924
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	1,300	1,537,198
Gallia County Local School District
Series 2014
5.00%, 11/01/29	2,000	2,345,420
Kent State University
Series 2012A
5.00%, 5/01/30-5/01/31	2,920	3,186,654
Miami University/Oxford OH
Series 2011
5.00%, 9/01/31	1,000	1,072,070
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (b)	385	396,550
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (b)	105	108,150
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.)
3.25%, 9/01/29	640	663,814
Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.)
Series 2017
4.50%, 1/15/48 (b)(c)	700	759,871
Ohio Higher Educational Facility Commission (Denison University)
Series 2012
5.00%, 11/01/32	590	641,902

	Principal Amount (000)	U.S. $ Value
Ohio Higher Educational Facility Commission (Kenyon College)
Series 2017
5.00%, 7/01/34-7/01/42	$3,365	$4,060,999
Ohio University
Series 2013
5.00%, 12/01/32	3,120	3,456,991
Princeton City School District
Series 2014
5.00%, 12/01/39	750	876,195
South-Western City School District
4.00%, 12/01/48 (a)	2,000	2,293,180
Summit County Development Finance Authority (County of Summit OH Lease)
Series 2012
5.00%, 12/01/25	3,760	4,219,397
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	1,270	1,400,632
University of Akron (The)
Series 2014A
5.00%, 1/01/32	3,080	3,516,929

		72,984,703

Alabama - 0.3%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32 (b)(c)	100	113,661
5.25%, 5/01/44 (b)(c)	100	115,474

		229,135

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (c)	185	208,673

Arizona - 0.1%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 7/01/52 (c)	100	115,008

California - 0.3%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (c)	220	237,288
State of California
Series 2004
5.25%, 4/01/29	5	5,015

		242,303

	Principal Amount (000)	U.S. $ Value
Connecticut - 0.6%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.)
Series 2018K-1
5.00%, 7/01/37	$415	$496,124

Florida - 3.4%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,130,310
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (b)(c)	100	110,686
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,300	1,497,197
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (b)(c)	165	157,159

		2,895,352

Guam - 1.8%
Guam Government Waterworks Authority
Series 2016
5.00%, 1/01/46	615	698,837
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/38	690	801,601

		1,500,438

Indiana - 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC)
7.00%, 3/01/39 (b)(c)	110	113,614

Kansas - 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax)
Series 2018
4.50%, 6/01/40	340	357,564

Michigan - 0.1%
City of Detroit MI
5.00%, 4/01/36	50	56,449

New York - 0.8%
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	635	678,859

	Principal Amount (000)	U.S. $ Value
North Carolina - 0.5%
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35 (b)	$375	$402,563

Puerto Rico - 1.3%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	100	111,680
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	100	110,431
AGC Series 2007N
5.25%, 7/01/34-7/01/36	270	300,867
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	255	261,056
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (b)	100	73,434
Series 2019A
5.00%, 7/01/58 (b)	265	276,305

		1,133,773

Tennessee - 1.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (b)(c)	125	131,101
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Belmont University)
Series 2012
5.00%, 11/01/29	630	676,053

		807,154

Texas - 5.7%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,000	1,141,280
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	1,025	1,183,557
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2018
5.00%, 7/15/28	215	261,982
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (c)	215	232,378

	Principal Amount (000)	U.S. $ Value
North Texas Tollway Authority (North Texas Tollway System)
Series 2015B
5.00%, 1/01/34	$700	$819,756
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	740	776,630
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	370	377,119

		4,792,702

Wisconsin - 0.1%
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (b)(c)	100	107,311

Total Investments - 102.8% (cost $81,594,831) (d)		87,121,725
Other assets less liabilities - (2.8)%		(2,355,639)

Net Assets - 100.0%		$84,766,086

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 8,000	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$39,344	$	– 0	–	$39,344
USD 6,630	8/09/22	3 Month LIBOR	1.486%	Quarterly/Semi-Annual	12,629		– 0	–	12,629
USD 450	4/16/49	3 Month LIBOR	2.746%	Quarterly/Semi-Annual	135,344		– 0	–	135,344
USD 300	4/16/49	2.746%	3 Month LIBOR	Semi-Annual/Quarterly	(90,230)		(85,843)		(4,387)

					$97,087		$(85,843)		$182,930

CENTRALLY CLEARED INFLATION (CPI) SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 710	8/09/24	1.690%	CPI	#	Maturity	$(1,768)	$	– 0	–	$(1,768)
USD 3,990	6/17/24	1.760%	CPI	#	Maturity	(21,762)		– 0	–	(21,762)

						$(23,530)	$	– 0	–	$(23,530)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,685	9/20/20	2.263%	CPI	#	Maturity	$(39,233)
Barclays Bank PLC	USD	2,541	10/15/20	2.208%	CPI	#	Maturity	(33,716)
Barclays Bank PLC	USD	1,375	10/15/20	2.210%	CPI	#	Maturity	(18,314)
Citibank, NA	USD	1,850	10/17/20	2.220%	CPI	#	Maturity	(24,877)
JPMorgan Chase Bank, NA	USD	2,494	8/30/20	2.210%	CPI	#	Maturity	(34,401)
JPMorgan Chase Bank, NA	USD	2,740	7/15/24	2.165%	CPI	#	Maturity	(50,096)

								$(200,637)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	When-Issued or delayed delivery security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate market value of these securities amounted to $2,910,796 or 3.4% of net assets.

(d)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,727,467 and gross unrealized depreciation of investments was $(241,810), resulting in net unrealized appreciation of $5,485,657.

As of August 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.2% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
LIBOR	-	London Interbank Offered Rates

AB Municipal Income Fund II

AB Ohio Portfolio

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$82,267,380	$4,854,345		$87,121,725

Total Investments in Securities		– 0	–	82,267,380	4,854,345		87,121,725
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	187,317	– 0	–	187,317
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(90,230)	– 0	–	(90,230)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(23,530)	– 0	–	(23,530)
Inflation (CPI) Swaps		– 0	–	(200,637)	– 0	–	(200,637)

Total	$	– 0	–	$82,140,300	$4,854,345		$86,994,645

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/19	$4,722,446		$4,722,446
Accrued discounts/(premiums)	451		451
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	81,341		81,341
Purchases	50,107		50,107
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/19	$4,854,345		$4,854,345

Net change in unrealized appreciation/depreciation from investments held as of 8/31/19	$81,341		$81,341

As of August 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2019 is as follows:

Fund	Market Value 5/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)			Dividend Income (000)
Government Money Market Portfolio	$204	$2,098	$2,302	$	– 0	–	$4